Leases - Supplemental Cash Flow and Other Lease Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
Operating cash flows used for operating leases	$ 24.3	$ 20.9
Operating cash flows used for finance leases	0.2	0.2
Financing cash flows used for finance leases	1.1	1.5	$ 1.0
Non-cash ROU assets obtained in exchange for new lease liabilities	26.0	16.8
Non-cash remeasurements (decreasing) increasing ROU assets	(3.6)	5.7
Non-cash remeasurements (decreasing) increasing lease liabilities	$ (3.6)	$ 5.7